UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-825

American Growth Fund, Inc.
(Exact name of registrant as specified in charter)

1636 Logan Street, Denver, Colorado, 80203
(Address of principal executive offices) (Zip code)

Registrants telephone number, including area code: 303-626-0600

Date of fiscal year end: 07/31/2015

Date of reporting period: 07/01/2014 - 06/30/2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§239.24 and §274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant´s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

American Growth Fund Series One

Item 1. Proxy Voting Record.

Name of Security	Ticker Symbol and Cusip number	Shareholder Meeting Date	Identification Voted On	Proposed	Cast its Vote (Yes or No)	How Cast its Vote (Yes, No or Abstain)	Cast its Vote For or Against Management
TIME WARNER CABLE INC	TWC 88732J-207	10/9/2014	1 TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF FEBRUARY 12, 2014, AS MAY BE AMENDED, AMONG TIME WARNER CABLE INC. ("TWC"), COMCAST CORPORATION AND TANGO ACQUISITION SUB, INC.
			2 TO APPROVE, ON AN ADVISORY (NON-BINDING) BASIS, THE "GOLDEN PARACHUTE" COMPENSATION PAYMENTS THAT WILL OR MAY BE PAID BY TWC TO ITS NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER.	Issuer Issuer	Yes Yes	For For	For For
CISCO SYSTEMS, INC.	CSCO 17275R-102	11/20/2014	1A ELECTION OF DIRECTOR: CAROL A. BARTZ
1B ELECTION OF DIRECTOR: M. MICHELE BURNS
1C ELECTION OF DIRECTOR: MICHAEL D. CAPELLAS
1D ELECTION OF DIRECTOR: JOHN T. CHAMBERS
1E ELECTION OF DIRECTOR: BRIAN L. HALLA
1F ELECTION OF DIRECTOR: DR. JOHN L. HENNESSY
1G ELECTION OF DIRECTOR: DR. KRISTINA M. JOHNSON
1H ELECTION OF DIRECTOR: RODERICK C. MCGEARY
1I ELECTION OF DIRECTOR: ARUN SARIN
1J ELECTION OF DIRECTOR: STEVEN M. WEST
2 APPROVAL OF AMENDMENT AND RESTATEMENT OF THE EMPLOYEE STOCK PURCHASE PLAN.
3 APPROVAL, ON AN ADVISORY BASIS, OF EXECUTIVE COMPENSATION.
4 RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS CISCO´S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2015.
5 APPROVAL TO RECOMMEND THAT CISCO ESTABLISH A PUBLIC POLICY COMMITTEE OF THE BOARD.
6 APPROVAL TO REQUEST THE BOARD TO AMEND CISCO´S GOVERNING DOCUMENTS TO ALLOW PROXY ACCESS FOR SPECIFIED CATEGORIES OF SHAREHOLDERS.
			7 APPROVAL TO REQUEST CISCO TO PROVIDE A SEMIANNUAL REPORT ON POLITICAL-RELATED CONTRIBUTIONS AND EXPENDITURES.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For Against Against Against	For For For For For For For For For For For For For Against Against Against
Fair Isaac Corporation	FICO 303250-104	2/24/2015	1A. ELECTION OF DIRECTOR: A. GEORGE BATTLE
1B. ELECTION OF DIRECTOR: GREG R. GIANFORTE
1C. ELECTION OF DIRECTOR: BRADEN R. KELLY
1D. ELECTION OF DIRECTOR: JAMES D. KIRSNER
1E. ELECTION OF DIRECTOR: WILLIAM J. LANSING
1F. ELECTION OF DIRECTOR: JOANNA REES
1G. ELECTION OF DIRECTOR: DAVID A. REY
1H. ELECTION OF DIRECTOR: DUANE E. WHITE
2 TO APPROVE THE ADVISORY (NON-BINDING) RESOLUTION RELATING TO THE COMPANY´S EXECUTIVE OFFICER COMPENSATION AS DISCLOSED IN THE PROXY STATEMENT.
			3 TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY´S INDEPENDENT AUDITORS FOR THE CURRENT FISCAL YEAR.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For	For For For For For For For For For For
Petsmart, Inc.	PETM 716768-106	3/6/2015	1 TO CONSIDER AND VOTE ON A PROPOSAL TO ADOPT THE AGREEMENT AND PLAN MERGER (AS IT MAY BE AMENDED FROM TIME TO TIME, THE MERGER AGREEMENT"), DATED AS OF DECEMBER 14, 2014, BY AND AMONG PETSMART, INC., ARGOS HOLDINGS INC., A DELAWARE CORPORATION ("PARENT"), AND ARGOS MERGER SUB INC., A DELAWARE CORPORATION AND WHOLLY OWNED SUBSIDIARY OF PARENT.
2 TO APPROVE, ON AN ADVISORY (NON-BINDING) BASIS, SPECIFIED COMPENSATION THAT MAY BE PAID OR BECOME PAYABLE TO THE NAMED EXECUTIVE OFFICERS OF PETSMART, INC. IN CONNECTION WITH THE MERGER.
			3 TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING FROM TIME TO TIME, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE PROPOSAL TO ADOPT THE MERGER AGREEMENT.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Schlumberger Limited	SLB 806857-108	4/8/2015	1A. ELECTION OF DIRECTOR: PETER L.S. CURRIE
1B. ELECTION OF DIRECTOR: K. VAMAN KAMATH
1C. ELECTION OF DIRECTOR: V. MAUREEN KEMPSTON DARKES
1D. ELECTION OF DIRECTOR: PAAL KIBSGAARD
1E. ELECTION OF DIRECTOR: NIKOLAY KUDRYAVTSEV
1F. ELECTION OF DIRECTOR: MICHAEL E. MARKS
1G. ELECTION OF DIRECTOR: INDRA K. NOOYI
1H. ELECTION OF DIRECTOR: LUBNA S. OLAYAN
1I. ELECTION OF DIRECTOR: LEO RAFAEL REIF
1J. ELECTION OF DIRECTOR: TORE I. SANDVOLD
1K. ELECTION OF DIRECTOR: HENRI SEYDOUX
2 TO APPROVE, ON AN ADVISORY BASIS, THE COMPANY´S EXECUTIVE COMPENSATION.
3 TO APPROVE THE COMPANY´S 2014 FINANCIAL STATEMENTS AND THE BOARD´S 2014 DECLARATIONS OF DIVIDENDS.
			4 TO APPROVE THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY´S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For	For For For For For For For For For For For For Abstain For
Honeywell International Inc	HON 438516-106	4/27/2015	1A. ELECTION OF DIRECTOR: WILLIAM S. AYER
1B. ELECTION OF DIRECTOR: GORDON M. BETHUNE
1C. ELECTION OF DIRECTOR: KEVIN BURKE
1D. ELECTION OF DIRECTOR: JAIME CHICO PARDO
1E. ELECTION OF DIRECTOR: DAVID M. COTE
1F. ELECTION OF DIRECTOR: D. SCOTT DAVIS
1G. ELECTION OF DIRECTOR: LINNET F. DEILY
1H. ELECTION OF DIRECTOR: JUDD GREGG
1I. ELECTION OF DIRECTOR: CLIVE HOLLICK
1J. ELECTION OF DIRECTOR: GRACE D. LIEBLEIN
1K. ELECTION OF DIRECTOR: GEORGE PAZ
1L. ELECTION OF DIRECTOR: BRADLEY T. SHEARES
1M. ELECTION OF DIRECTOR: ROBIN L. WASHINGTON
2 APPROVAL OF INDEPENDENT ACCOUNTANTS.
3 ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.
4 INDEPENDENT BOARD CHAIRMAN.
5 RIGHT TO ACT BY WRITTEN CONSENT.
			6 POLITICAL LOBBYING AND CONTRIBUTIONS.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For For Against Against Against	For For For For For For For For For For For For For For For Against Against Against
General Electric Company	GE 369604-103	4/22/2015	A1 ELECTION OF DIRECTOR: W. GEOFFREY BEATTIE
A2 ELECTION OF DIRECTOR: JOHN J. BRENNAN
A3 ELECTION OF DIRECTOR: JAMES I. CASH, JR.
A4 ELECTION OF DIRECTOR: FRANCISCO D´SOUZA
A5 ELECTION OF DIRECTOR: MARIJN E. DEKKERS
A6 ELECTION OF DIRECTOR: SUSAN J. HOCKFIELD
A7 ELECTION OF DIRECTOR: JEFFREY R. IMMELT
A8 ELECTION OF DIRECTOR: ANDREA JUNG
A9 ELECTION OF DIRECTOR: ROBERT W. LANE
A10 ELECTION OF DIRECTOR: ROCHELLE B. LAZARUS
A11 ELECTION OF DIRECTOR: JAMES J. MULVA
A12 ELECTION OF DIRECTOR: JAMES E. ROHR
A13 ELECTION OF DIRECTOR: MARY L. SCHAPIRO
A14 ELECTION OF DIRECTOR: ROBERT J. SWIERINGA
A15 ELECTION OF DIRECTOR: JAMES S. TISCH
A16 ELECTION OF DIRECTOR: DOUGLAS A. WARNER III
B1 ADVISORY APPROVAL OF OUR NAMED EXECUTIVES´ COMPENSATION
B2 RATIFICATION OF KPMG AS INDEPENDENT AUDITOR FOR 2015
C1 CUMULATIVE VOTING
C2 WRITTEN CONSENT
C3 ONE DIRECTOR FROM RANKS OF RETIREES
C4 HOLY LAND PRINCIPLES
			C5 LIMIT EQUITY VESTING UPON CHANGE IN CONTROL	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For For For For For Against Against Against Against Against	For For For For For For For For For For For For For For For For For For Against Against Against Against Against
Capital One Financial Corporation	COF 14040H-105	4/30/2015	1A. ELECTION OF DIRECTOR: RICHARD D. FAIRBANK
1B. ELECTION OF DIRECTOR: PATRICK W. GROSS
1C. ELECTION OF DIRECTOR: ANN FRITZ HACKETT
1D. ELECTION OF DIRECTOR: LEWIS HAY, III
1E. ELECTION OF DIRECTOR: BENJAMIN P. JENKINS III
1F. ELECTION OF DIRECTOR: PIERRE E. LEROY
1G. ELECTION OF DIRECTOR: PETER E. RASKIND
1H. ELECTION OF DIRECTOR: MAYO A. SHATTUCK III
1I. ELECTION OF DIRECTOR: BRADFORD H. WARNER
1J. ELECTION OF DIRECTOR: CATHERINE G. WEST
2 RATIFICATION OF SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF CAPITAL ONE FOR 2015.
3 ADVISORY APPROVAL OF CAPITAL ONE´S 2014 NAMED EXECUTIVE OFFICER COMPENSATION.
4 APPROVAL OF AMENDMENTS TO CAPITAL ONE´S RESTATED CERTIFICATE OF INCORPORATION TO ALLOW STOCKHOLDERS TO REQUEST SPECIAL MEETINGS OF THE STOCKHOLDERS.
			5 STOCKHOLDER PROPOSAL REGARDING SPECIAL MEETINGS OF THE STOCKHOLDERS, IF PRESENTED AT THE MEETING.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For Against	For For For For For For For For For For For For For Against
RPC, INC	RES 749660-106	4/28/2015	1 DIRECTOR
1) GARY W ROLLINS
2) RICHARD A HUBBELL
3) LARRY L PRINCE
2 TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015
			3 TO VOTE ON THE STOCKHOLDER PROPOSAL REQUESTING THAT THE COMPANY ISSUE A SUSTAINABILITY REPORT, IF PROPERLY PRESENTED AT THE MEETING	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For Against	For For For For Against
BRISTOL-MYERS SQUIBB COMPANY	BMY 110122-108	5/5/2015	1A) ELECTION OF DIRECTOR: L. ANDREOTTI
1B) ELECTION OF DIRECTOR: G. CAFORIO, M.D.
1C) ELECTION OF DIRECTOR: L.B. CAMPBELL
1D) ELECTION OF DIRECTOR: L.H. GLIMCHER, M.D.
1E) ELECTION OF DIRECTOR: M. GROBSTEIN
1F) ELECTION OF DIRECTOR: A.J. LACY
1G) ELECTION OF DIRECTOR: T.J. LYNCH, JR., M.D.
1H) ELECTION OF DIRECTOR: D.C. PALIWAL
1I) ELECTION OF DIRECTOR: V.L. SATO, PH.D.
1J) ELECTION OF DIRECTOR: G.L. STORCH
1K) ELECTION OF DIRECTOR: T.D. WEST, JR.
2 ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS
3 RATIFICATION OF THE APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
4 APPROVAL OF AMENDMENT TO CERTIFICATE OF INCORPORATION - EXCLUSIVE FORUM PROVISION
5 APPROVAL OF AMENDMENT TO CERTIFICATE OF INCORPORATION - SUPERMAJORITY PROVISIONS - PREFERRED STOCKHOLDERS
			6 SHAREHOLDER ACTION BY WRITTEN CONSENT	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For For Against	For For For For For For For For For For For For For For For Against
AXA	AXAHY 054536-107	4/30/2015	1 APPROVAL OF THE COMPANY´S FINANCIAL STATEMENTS FOR THE FISCAL YEAR 2014 - PARENT ONLY
2 APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE FISCAL YEAR 2014
3 EARNINGS APPROPRIATION FOR THE FISCAL YEAR 2014 AND DECLARATION OF A DIVIDEND OF EURO 0.95 PER SHARE
4 ADVISORY VOTE ON THE INDIVIDUAL COMPENSATION OF THE CHAIRMAN & CHIEF EXECUTIVE OFFICER
5 ADVISORY VOTE ON THE INDIVIDUAL COMPENSATION OF THE DEPUTY CHIEF EXECUTIVE OFFICER
6 APPROVAL OF THE STATUTORY AUDITORS´ SPECIAL REPORT ON REGULATED AGREEMENT
7 RE-APPOINTMENT OF MR. JEAN-PIERRE CLAMADIEU AS DIRECTOR
8 RE-APPOINTMENT OF MR. JEAN-MARTIN FOLZ AS DIRECTOR
9 SETTING OF THE ANNUAL AMOUNT OF DIRECTORS´ FEES TO BE ALLOCATED TO THE MEMBERS OF THE BOARD OF DIRECTORS
10 AUTHORIZATION GRANTED TO THE BOARD OF DIRECTORS IN ORDER TO PURCHASE ORDINARY SHARES OF THE COMPANY
11 DELEGATION OF AUTHORITY GRANTED TO THE BOARD OF DIRECTORS TO INCREASE THE SHARE CAPITAL THROUGH THE CAPITALIZATION OF RESERVES, EARNINGS OR PREMIUMS
12 DELEGATION OF AUTHORITY GRANTED TO THE BOARD OF DIRECTORS TO INCREASE THE SHARE CAPITAL OF THE COMPANY BY ISSUING ORDINARY SHARES OR SECURITIES GIVING A CLAIM TO ORDINARY SHARES TO BE ISSUED BY THE COMPANY OR ONE OF ITS SUBSIDIARIES EITHER IMMEDIATELY OR IN THE FUTURE, WITH PREFERENTIAL SUBSCRIPTION RIGHTS OF THE SHAREHOLDERS
13 DELEGATION OF AUTHORITY GRANTED TO THE BOARD OF DIRECTORS TO INCREASE THE SHARE CAPITAL OF THE COMPANY BY ISSUING ORDINARY SHARES OR SECURITIES GIVING A CLAIM TO ORDINARY SHARES TO BE ISSUED BY THE COMPANY OR ONE OF ITS SUBSIDIARIES EITHER IMMEDIATELY OR IN THE FUTURE, WITHOUT PREFERENTIAL SUBSCRIPTION RIGHTS OF THE SHAREHOLDERS, IN CASE OF PUBLIC OFFERINGS
14 DELEGATION OF AUTHORITY GRANTED TO THE BOARD OF DIRECTORS TO INCREASE THE SHARE CAPITAL OF THE COMPANY BY ISSUING ORDINARY SHARES OR SECURITIES GIVING A CLAIM TO ORDINARY SHARES TO BE ISSUED BY THE COMPANY OR ONE OF ITS SUBSIDIARIES EITHER IMMEDIATELY OR IN THE FUTURE, WITHOUT PREFERENTIAL SUBSCRIPTION RIGHTS OF THE SHAREHOLDERS, THROUGH PRIVATE PLACEMENTS AS SET FORTH IN ARTICLE L.411-2 II OF THE FRENCH MONETARY AND FINANCIAL CODE
15 AUTHORIZATION GRANTED TO THE BOARD OF DIRECTORS IN THE EVENT OF AN ISSUE OF SHARES THROUGH PUBLIC OFFERINGS OR PRIVATE PLACEMENTS, WITHOUT PREFERENTIAL SUBSCRIPTION RIGHTS OF THE SHAREHOLDERS, TO SET THE ISSUE PRICE UNDER THE CONDITIONS DEFINED BY THE SHAREHOLDERS´ MEETING, UP TO A MAXIMUM OF 10% OF THE SHARE CAPITAL
16 DELEGATION OF AUTHORITY GRANTED TO THE BOARD OF DIRECTORS TO INCREASE THE SHARE CAPITAL BY ISSUING ORDINARY SHARES OR SECURITIES GIVING A CLAIM TO ORDINARY SHARES TO BE ISSUED BY THE COMPANY EITHER IMMEDIATELY OR IN THE FUTURE, IN THE EVENT OF A PUBLIC EXCHANGE OFFER INITIATED BY THE COMPANY
17 DELEGATION OF AUTHORITY GRANTED TO THE BOARD OF DIRECTORS TO INCREASE THE SHARE CAPITAL OF THE COMPANY BY ISSUING ORDINARY SHARES OR SECURITIES GIVING A CLAIM TO ORDINARY SHARES TO BE ISSUED BY THE COMPANY IMMEDIATELY OR IN THE FUTURE, IN RETURN FOR CONTRIBUTIONS IN KIND UP TO A MAXIMUM OF 10% OF THE SHARE CAPITAL OUTSIDE A PUBLIC EXCHANGE OFFER INITIATED BY THE COMPANY
18 DELEGATION OF AUTHORITY GRANTED TO THE BOARD OF DIRECTORS TO ISSUE, WITHOUT PREFERENTIAL SUBSCRIPTION RIGHTS OF THE SHAREHOLDERS, ORDINARY SHARES RESULTING FROM THE ISSUE BY SUBSIDIARIES OF THE COMPANY OF SECURITIES GIVING A CLAIM TO ORDINARY SHARES TO BE ISSUED BY THE COMPANY
19 DELEGATION OF AUTHORITY GRANTED TO THE BOARD OF DIRECTORS TO ISSUE, WITH PREFERENTIAL SUBSCRIPTION RIGHTS OF THE SHAREHOLDERS, ORDINARY SHARES RESULTING FROM THE ISSUE BY SUBSIDIARIES OF THE COMPANY OF SECURITIES GIVING A CLAIM TO ORDINARY SHARES TO BE ISSUED BY THE COMPANY
20 DELEGATION OF POWER GRANTED TO THE BOARD OF DIRECTORS TO INCREASE THE SHARE CAPITAL BY ISSUING ORDINARY SHARES OR SECURITIES GIVING A CLAIM TO THE COMPANY´S ORDINARY SHARES, RESERVED FOR EMPLOYEES ENROLLED IN AN EMPLOYER SPONSORED COMPANY SAVINGS PLAN, WITHOUT PREFERENTIAL SUBSCRIPTION RIGHTS OF THE SHAREHOLDERS
21 DELEGATION OF POWER GRANTED TO THE BOARD OF DIRECTORS TO INCREASE THE SHARE CAPITAL OF THE COMPANY BY ISSUING ORDINARY SHARES, WITHOUT PREFERENTIAL SUBSCRIPTION RIGHTS OF THE SHAREHOLDERS, IN FAVOR OF A SPECIFIC CATEGORY OF BENEFICIARIES
22 AUTHORIZATION GRANTED TO THE BOARD OF DIRECTORS TO REDUCE THE SHARE CAPITAL THROUGH THE CANCELLATION OF ORDINARY SHARES 23 MODIFICATION OF THE BYLAWS PERTAINING TO THE DATE OF ESTABLISHMENT OF THE LIST OF PERSONS ENTITLED TO ATTEND THE SHAREHOLDERS´ MEETINGS
			24 AUTHORIZATION TO COMPLY WITH ALL FORMAL REQUIREMENTS IN CONNECTION WITH THIS SHAREHOLDERS´ MEETING	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For For For For For For For For For For For	Abstain Abstain Abstain For For Abstain For For For For For For For For For For For For For For For For For For
Waste Management, Inc.	WM 94106L-109	5/12/2015	1A. ELECTION OF DIRECTOR: BRADBURY H. ANDERSON
1B. ELECTION OF DIRECTOR: FRANK M. CLARK, JR.
1C. ELECTION OF DIRECTOR: ANDRES R. GLUSKI
1D. ELECTION OF DIRECTOR: PATRICK W. GROSS
1E. ELECTION OF DIRECTOR: VICTORIA M. HOLT
1F. ELECTION OF DIRECTOR: JOHN C. POPE
1G. ELECTION OF DIRECTOR: W. ROBERT REUM
1H. ELECTION OF DIRECTOR: DAVID P. STEINER
1I. ELECTION OF DIRECTOR: THOMAS H. WEIDEMEYER
2 RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG, LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.
3 APPROVAL OF OUR EXECUTIVE COMPENSATION.
4 APPROVAL OF AN AMENDMENT TO OUR EMPLOYEE STOCK PURCHASE PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE.
5 STOCKHOLDER PROPOSAL REGARDING DISCLOSURE OF POLITICAL CONTRIBUTIONS, IF PROPERLY PRESENTED AT THE MEETING.
			6 STOCKHOLDER PROPOSAL REGARDING A POLICY ON ACCELERATION OF VESTING OF EQUITY AWARDS, IF PROPERLY PRESENTED AT THE MEETING.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For Against Against	For For For For For For For For For For For For Against Against
PULTEGROUP, INC.	PHM 745867-101	5/6/2015	1 DIRECTOR
1) BRIAN P. ANDERSON
2) BRYCE BLAIR
3) RICHARD J. DUGAS, JR.
4) THOMAS J. FOLLIARD
5) CHERYL W. GRISE
6) ANDRE J. HAWAUX
7) DEBRA J. KELLY-ENNIS
8) PATRICK J. O´LEARY
9) JAMES J. POSTL
2 THE RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. 3 AN ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.
			4 A SHAREHOLDER PROPOSAL REGARDING THE USE OF PERFORMANCE-BASED OPTIONS, IF PROPERLY PRESENTED AT THE MEETING.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For Against	For For For For For For For For For For For Against
INTEL CORPORATION	INTC 458140-100	5/21/2015	1A. ELECTION OF DIRECTOR: CHARLENE BARSHEFSKY
1B. ELECTION OF DIRECTOR: ANEEL BHUSRI
1C. ELECTION OF DIRECTOR: ANDY D. BRYANT
1D. ELECTION OF DIRECTOR: SUSAN L. DECKER
1E. ELECTION OF DIRECTOR: JOHN J. DONAHOE
1F. ELECTION OF DIRECTOR: REED E. HUNDT
1G. ELECTION OF DIRECTOR: BRIAN M. KRZANICH
1H. ELECTION OF DIRECTOR: JAMES D. PLUMMER
1I. ELECTION OF DIRECTOR: DAVID S. POTTRUCK
1J. ELECTION OF DIRECTOR: FRANK D. YEARY
1K. ELECTION OF DIRECTOR: DAVID B. YOFFIE
2 RATIFICATION OF SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015
3 ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION
4 APPROVAL OF AMENDMENT AND EXTENSION OF THE 2006 EQUITY INCENTIVE PLAN
5 APPROVAL OF EXTENSION OF THE 2006 STOCK PURCHASE PLAN
6 STOCKHOLDER PROPOSAL ENTITLED "HOLY LAND PRINCIPLES"
7 STOCKHOLDER PROPOSAL ON WHETHER THE CHAIRMAN OF THE BOARD SHOULD BE AN INDEPENDENT DIRECTOR
			8 STOCKHOLDER PROPOSAL ON WHETHER TO ADOPT AN ALTERNATIVE VOTE COUNTING STANDARD	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For For Against Against Against	For For For For For For For For For For For For For For For Against Against Against
LINCOLN NATIONAL CORPORATION	LNC 534187-109	5/21/2015	1.1 ELECTION OF DIRECTOR: GEORGE W. HENDERSON, III
1.2 ELECTION OF DIRECTOR: ERIC G. JOHNSON
1.3 ELECTION OF DIRECTOR: M. LEANNE LACHMAN
1.4 ELECTION OF DIRECTOR: ISAIAH TIDWELL
2 THE RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.
			3 THE APPROVAL OF AN ADVISORY RESOLUTION ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For For For For	For For For For For For
CHEMED CORPORATION	CHE 16359R-103	5/18/2015	1A. ELECTION OF DIRECTOR: KEVIN J. MCNAMARA
1B. ELECTION OF DIRECTOR: JOEL F. GEMUNDER
1C. ELECTION OF DIRECTOR: PATRICK P. GRACE
1D. ELECTION OF DIRECTOR: THOMAS C. HUTTON
1E. ELECTION OF DIRECTOR: WALTER L. KREBS
1F. ELECTION OF DIRECTOR: ANDREA R. LINDELL
1G. ELECTION OF DIRECTOR: THOMAS P. RICE
1H. ELECTION OF DIRECTOR: DONALD E. SAUNDERS
1I. ELECTION OF DIRECTOR: GEORGE J. WALSH III
1J. ELECTION OF DIRECTOR: FRANK E. WOOD
2 APPROVAL AND ADOPTION OF THE 2015 STOCK INCENTIVE PLAN.
3 RATIFICATION OF AUDIT COMMITTEE´S SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT ACCOUNTANTS FOR 2015.
			4 ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For	For For For For For For For For For For For For For
BHP BILLITON LIMITED	BHP 088606-108	5/6/2015	1 TO APPROVE THE PROPOSED DEMERGER OF SOUTH32 FROM BHP BILLITON.	Issuer	Yes	For	For
KANSAS CITY SOUTHERN	KSU 485170-302	5/7/2015	1.1 ELECTION OF DIRECTOR: LU M. CORDOVA
1.2 ELECTION OF DIRECTOR: THOMAS A. MCDONNELL
2 RATIFICATION OF THE AUDIT COMMITTEE´S SELECTION OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.
3 ADVISORY (NON-BINDING) VOTE APPROVING THE 2014 COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.
			4 APPROVAL OF A PROPOSAL TO REDUCE OWNERSHIP PERCENTAGE NEEDED TO CALL A SPECIAL STOCKHOLDER MEETING.	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For Against	For For For For Against
THE MIDDLEBY CORPORATION	MIDD 596278-101	5/12/2015	1.1 ELECTION OF DIRECTOR: SELIM A. BASSOUL
1.2 ELECTION OF DIRECTOR: SARAH PALISI CHAPIN
1.3 ELECTION OF DIRECTOR: ROBERT B. LAMB
1.4 ELECTION OF DIRECTOR: JOHN R. MILLER III
1.5 ELECTION OF DIRECTOR: GORDON O'BRIEN
1.6 ELECTION OF DIRECTOR: PHILIP G. PUTNAM
1.7 ELECTION OF DIRECTOR: SABIN C. STREETER
2 APPROVAL, BY AN ADVISORY VOTE, OF THE 2014 COMPENSATION OF THE COMPANY´S NAMED EXECUTIVE OFFICERS, AS DISCLOSED PURSUANT TO THE COMPENSATION DISCLOSURE RULES OF THE SECURITIES AND EXCHANGE COMMISSION ("SEC").
			3 RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY´S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE CURRENT FISCAL YEAR ENDING JANUARY 2, 2016.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For	For For For For For For For For For
TERADYNE, INC.	TER 880770-102	5/12/2015	1A ELECTION OF DIRECTOR: MICHAEL A. BRADLEY
1B ELECTION OF DIRECTOR: DANIEL W. CHRISTMAN
1C ELECTION OF DIRECTOR: EDWIN J. GILLIS
1D ELECTION OF DIRECTOR: TIMOTHY E. GUERTIN
1E ELECTION OF DIRECTOR: MARK E. JAGIELA
1F ELECTION OF DIRECTOR: MERCEDES JOHNSON
1G ELECTION OF DIRECTOR: PAUL J. TUFANO
1H ELECTION OF DIRECTOR: ROY A. VALLEE
2 TO APPROVE, IN A NON-BINDING, ADVISORY VOTE, THE COMPENSATION OF THE COMPANY´S NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE COMPANY´S PROXY STATEMENT UNDER THE HEADINGS "COMPENSATION DISCUSSION AND ANALYSIS" AND "EXECUTIVE COMPENSATION TABLES".
3 TO APPROVE AN AMENDMENT TO THE 2006 EQUITY AND CASH COMPENSATION INCENTIVE PLAN.
			4 TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For	For For For For For For For For For For For
AMGEN INC.	AMGN 031162-100	5/14/2015	1A. ELECTION OF DIRECTOR: DR. DAVID BALTIMORE
1B. ELECTION OF DIRECTOR: MR. FRANK J. BIONDI, JR.
1C. ELECTION OF DIRECTOR: MR. ROBERT A. BRADWAY
1D. ELECTION OF DIRECTOR: MR. FRANÇOIS DE CARBONNEL
1E. ELECTION OF DIRECTOR: DR. VANCE D. COFFMAN
1F. ELECTION OF DIRECTOR: MR. ROBERT A. ECKERT
1G. ELECTION OF DIRECTOR: MR. GREG C. GARLAND
1H. ELECTION OF DIRECTOR: DR. REBECCA M. HENDERSON
1I. ELECTION OF DIRECTOR: MR. FRANK C. HERRINGER
1J. ELECTION OF DIRECTOR: DR. TYLER JACKS
1K. ELECTION OF DIRECTOR: MS. JUDITH C. PELHAM
1L. ELECTION OF DIRECTOR: DR. RONALD D. SUGAR
1M. ELECTION OF DIRECTOR: DR. R. SANDERS WILLIAMS
2 TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.
3 ADVISORY VOTE TO APPROVE OUR EXECUTIVE COMPENSATION.
			4 STOCKHOLDER PROPOSAL (VOTE TABULATION).	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For For Against	For For For For For For For For For For For For For For For Against
FLOWSERVE CORPORATION	FLS 34354P-105	5/21/2015	1 DIRECTOR
1) MARK A. BLINN
2) LEIF E. DARNER
3) GAYLA J. DELLY
4) LYNN L. ELSENHANS
5) ROGER L. FIX
6) JOHN R. FRIEDERY
7) JOE E. HARLAN
8) RICK J. MILLS
9) CHARLES M. RAMPACEK
10) DAVID E. ROBERTS
11) WILLIAM C. RUSNACK
2 ADVISORY VOTE ON EXECUTIVE COMPENSATION.
3 RE-APPROVE THE PERFORMANCE GOALS INCLUDED IN THE FLOWSERVE CORPORATION EQUITY AND INCENTIVE COMPENSATION PLAN.
4 RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP TO SERVE AS THE COMPANY´S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.
			5 A SHAREHOLDER PROPOSAL REQUESTING THE BOARD OF DIRECTORS TAKE ACTION TO PERMIT SHAREHOLDER ACTION BY WRITTEN CONSENT.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For Against	For For For For For For For For For For For For For For Against
NEUSTAR, INC.	NSR 64126X-201	5/27/2015	1A. ELECTION OF DIRECTOR: ROSS K. IRELAND
1B. ELECTION OF DIRECTOR: PAUL A. LACOUTURE
1C. ELECTION OF DIRECTOR: MICHAEL J. ROWNY
2 RATIFICATION OF ERNST & YOUNG LLP AS NEUSTAR, INC.´S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.
3 APPROVAL OF AN ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.
4 APPROVAL OF THE AMENDED AND RESTATED NEUSTAR, INC. 2009 STOCK INCENTIVE PLAN.
			5 APPROVAL OF AMENDMENTS TO THE NEUSTAR, INC. RESTATED CERTIFICATE OF INCORPORATION TO DECLASSIFY THE BOARD OF DIRECTORS AND TO PROVIDE FOR ANNUAL ELECTION OF ALL DIRECTORS.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes	For For For For For For For	For For For For For For For
WALGREENS BOOTS ALLIANCE	WBA 931427-108	05/28/2015	1A. ELECTION OF DIRECTOR: JANICE M. BABIAK
1B. ELECTION OF DIRECTOR: DAVID J. BRAILER
1C. ELECTION OF DIRECTOR: STEVEN A. DAVIS
1D. ELECTION OF DIRECTOR: WILLIAM C. FOOTE
1E. ELECTION OF DIRECTOR: GINGER L. GRAHAM
1F. ELECTION OF DIRECTOR: JOHN A. LEDERER
1G. ELECTION OF DIRECTOR: DOMINIC P. MURPHY
1H. ELECTION OF DIRECTOR: STEFANO PESSINA
1I. ELECTION OF DIRECTOR: BARRY ROSENSTEIN
1J. ELECTION OF DIRECTOR: LEONARD D. SCHAEFFER
1K. ELECTION OF DIRECTOR: NANCY M. SCHLICHTING
1L. ELECTION OF DIRECTOR: JAMES A. SKINNER
2 ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.
3 RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS WALGREENS BOOTS ALLIANCE, INC.´S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
4 STOCKHOLDER PROPOSAL REGARDING AN EXECUTIVE EQUITY RETENTION POLICY.
5 STOCKHOLDER PROPOSAL REGARDING ACCELERATED VESTING OF EQUITY AWARDS OF SENIOR EXECUTIVES UPON A CHANGE IN CONTROL.
6 STOCKHOLDER PROPOSAL REGARDING PROXY ACCESS.
			7 STOCKHOLDER PROPOSAL REGARDING LINKING EXECUTIVE PAY TO PERFORMANCE ON SUSTAINABILITY GOALS.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For Against Against Against Against	For For For For For For For For For For For For For For Against Against Against Against
TIME INC	TIME 887228-104	06/05/2015	1A. ELECTION OF DIRECTOR: JOSEPH A. RIPP
1B. ELECTION OF DIRECTOR: DAVID A. BELL
1C. ELECTION OF DIRECTOR: JOHN M. FAHEY, JR.
1D. ELECTION OF DIRECTOR: MANUEL A. FERNANDEZ
1E. ELECTION OF DIRECTOR: DENNIS J. FITZSIMONS
1F. ELECTION OF DIRECTOR: BETSY D. HOLDEN
1G. ELECTION OF DIRECTOR: KAY KOPLOVITZ
1H. ELECTION OF DIRECTOR: J. RANDALL MACDONALD
1I ELECTION OF DIRECTOR: RONALD S. ROLFE
1J. ELECTION OF DIRECTOR: SIR HOWARD STRINGER
2 TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015
3 TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS ON AN ADVISORY BASIS
4 TO SELECT THE FREQUENCY OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION ON AN ADVISORY BASIS
			5 TO REAPPROVE THE TIME INC. 2014 OMNIBUS INCENTIVE COMPENSATION PLAN	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For 1 Year For	For For For For For For For For For For For For 1 Year For
TIME WARNER, INC.	TWX 887317-303	6/19/2015	1A. ELECTION OF DIRECTOR: JAMES L. BARKSDALE
1B. ELECTION OF DIRECTOR: WILLIAM P. BARR
1C. ELECTION OF DIRECTOR: JEFFREY L. BEWKES
1D. ELECTION OF DIRECTOR: STEPHEN F. BOLLENBACH
1E. ELECTION OF DIRECTOR: ROBERT C. CLARK
1F. ELECTION OF DIRECTOR: MATHIAS DOPFNER
1G. ELECTION OF DIRECTOR: JESSICA P. EINHORN
1H. ELECTION OF DIRECTOR: CARLOS M. GUTIERREZ
1I. ELECTION OF DIRECTOR: FRED HASSAN
1J. ELECTION OF DIRECTOR: KENNETH J. NOVACK
1K. ELECTION OF DIRECTOR: PAUL D. WACHTER
1L. ELECTION OF DIRECTOR: DEBORAH C. WRIGHT
2 RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITOR.
3 ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.
4 SHAREHOLDER PROPOSAL ON RIGHT TO ACT BY WRITTEN CONSENT.
5 SHAREHOLDER PROPOSAL ON TOBACCO DEPICTIONS IN FILMS.
			6 SHAREHOLDER PROPOSAL ON GREENHOUSE GAS EMISSIONS REDUCTION TARGETS.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For Against Against Against	For For For For For For For For For For For For For For Against Against Against
DOLLAR TREE, INC.	DLTR 256746-108	6/18/2015	1A. ELECTION OF DIRECTOR: ARNOLD S. BARRON
1B. ELECTION OF DIRECTOR: MACON F. BROCK, JR.
1C. ELECTION OF DIRECTOR: MARY ANNE CITRINO
1D. ELECTION OF DIRECTOR: H. RAY COMPTON
1E. ELECTION OF DIRECTOR: CONRAD M. HALL
1F. ELECTION OF DIRECTOR: LEMUEL E. LEWIS
1G. ELECTION OF DIRECTOR: J. DOULGAS PERRY
1H. ELECTION OF DIRECTOR: BOB SASSER
1I. ELECTION OF DIRECTOR: THOMAS A. SAUNDERS III
1J. ELECTION OF DIRECTOR: THOMAS E. WHIDDON
1K. ELECTION OF DIRECTOR: CARL P. ZEITHAML
2 TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY´S NAMED EXECUTIVE OFFICERS
3 TO RATIFY THE SELECTION OF KPMG AS THE COMPANY´S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
			4 TO APPROVE THE COMPANY´S 2015 EMPLOYEE STOCK PURCHASE PLAN	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For	For For For For For For For For For For For For For For
TIME WARNER CABLE, INC.	TWC 88732J-207	7/1/2015	1A. ELECTION OF DIRECTOR: CAROLE BLACK
1B. ELECTION OF DIRECTOR: THOMAS H. CASTRO
1C. ELECTION OF DIRECTOR: DAVID C. CHANG
1D. ELECTION OF DIRECTOR: JAMES E. COPELAND, JR.
1E. ELECTION OF DIRECTOR: PETER R. HAJE
1F. ELECTION OF DIRECTOR: DONNA A. JAMES
1G. ELECTION OF DIRECTOR: DON LOGAN
1H. ELECTION OF DIRECTOR: ROBERT D. MARCUS
1I. ELECTION OF DIRECTOR: N.J. NICHOLAS, JR.
1J. ELECTION OF DIRECTOR: WAYNE H. PACE
1K. ELECTION OF DIRECTOR: EDWARD D. SHIRLEY
1L. ELECTION OF DIRECTOR: JOHN E. SUNUNU
2 RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
3 ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.
4 STOCKHOLDER PROPOSAL ON DISCLOSURE OF LOBBYING ACTIVITIES.
			5 STOCKHOLDER PROPOSAL ON ACCELERATED VESTING OF EQUITY AWARDS IN A CHANGE IN CONTROL.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For Against Against	For For For For For For For For For For For For For For Against Against